COLUMBIA VP - DIVIDEND OPPORTUNITY FUND
SUMMARY OF COLUMBIA VP – DIVIDEND OPPORTUNITY FUND
Investment Objective
Columbia Variable Portfolio (VP) – Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses COLUMBIA VP - DIVIDEND OPPORTUNITY FUND	Class 1	Class 2	Class 3
Management fees	0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees	none	0.25%	0.13%
Other expenses	0.13%	0.13%	0.13%
Total annual Fund operating expenses	0.69%	0.94%	0.82%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example COLUMBIA VP - DIVIDEND OPPORTUNITY FUND (USD $)	1 year	3 years	5 years	10 years
Class 1	70	221	384	859
Class 2	96	300	520	1,155
Class 3	84	262	455	1,014

Expense Example, No Redemption COLUMBIA VP - DIVIDEND OPPORTUNITY FUND (USD $)	1 year	3 years	5 years	10 years
Class 1	70	221	384	859
Class 2	96	300	520	1,155
Class 3	84	262	455	1,014

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Principal Investment Strategies
The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest up to 25% of its net assets in foreign investments.

The Fund may invest in derivatives, such as structured investments (e.g., equity-linked notes), for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Structured Investments Risk. Structured instruments include debt instruments that are collateralized by the underlying cash flows of a pool of financial assets or receivables. Structured investments may be less liquid than other debt securities (or illiquid), and the price of structured investments may be more volatile. In some cases, depending on its terms, a structured investment may provide that the principal and/or interest payments may be adjusted below zero. Structured investments also may involve significant credit risk and risk of default by the counterparty. The Fund's use of structured instruments may not work as intended. If structured investments are used to reduce the duration of the Fund's portfolio, this may limit the Fund's return when having a longer duration would be beneficial (for instance, when interest rates decline).

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class 3 shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 17.80% Worst 4th Quarter 2008 -23.96%
Average Annual Total Returns (for periods ended December 31, 2014)
Average Annual Total Returns COLUMBIA VP - DIVIDEND OPPORTUNITY FUND	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	May 03, 2010	10.08%	12.14%	7.04%
Class 2	May 03, 2010	9.79%	11.85%	6.83%
Class 3	Sep. 15, 1999	9.91%	12.00%	6.97%
MSCI USA High Dividend Yield Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		13.85%	15.59%	7.71%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		13.45%	15.42%	7.30%